IFRS 7 - Disclosure - Market Risk - Sensitivity of Pre-Tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
100 bps increase [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	$ (171)	$ (73)
100 bps increase [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	(103)	(49)
100 bps increase [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	(68)	(24)
100 bps decrease [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	(73)	(114)
100 bps decrease [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	103	49
100 bps decrease [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on pre tax net interest income [line items]
Increase (decrease) in pre-tax net interest income	$ (176)	$ (163)